Average Annual Total Returns - AST Dimensional Global Core Allocation Portfolio	No Share Class 1 Year	No Share Class SinceInception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) SinceInception		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	14.73%	16.24%	Nov. 18, 2019	18.40%	20.12%	[1]	16.38%	17.99%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.